Available-for-Sale and Other Securities (Trust Preferred) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Trust Preferred Securities Data [Line Items]
Amortized Cost	$ 212,968	$ 299,029
Fair Value	133,240	181,606
Total investment securities, Unrealized Gross Losses	(152,696)	(122,768)
Pooled Trust Preferred [Member]
Trust Preferred Securities Data [Line Items]
Par Value	214,419	266,863
Amortized Cost	161,730	195,760
Fair Value	84,136	84,296
Total investment securities, Unrealized Gross Losses	(77,594)	(111,464)
Pooled Trust Preferred [Member] | Alesco II [Member]
Trust Preferred Securities Data [Line Items]
Par Value	41,646
Amortized Cost	29,629
Fair Value	12,756
Total investment securities, Unrealized Gross Losses	(16,873)
Lowest Credit Rating	C
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | ICONS [Member]
Trust Preferred Securities Data [Line Items]
Par Value	20,000
Amortized Cost	20,000
Fair Value	15,208
Total investment securities, Unrealized Gross Losses	(4,792)
Lowest Credit Rating	BB
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | I-Pre TSL II [Member]
Trust Preferred Securities Data [Line Items]
Par Value	20,059
Amortized Cost	20,009
Fair Value	17,855
Total investment securities, Unrealized Gross Losses	(2,154)
Lowest Credit Rating	A
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | MM Comm III [Member]
Trust Preferred Securities Data [Line Items]
Par Value	5,669
Amortized Cost	5,417
Fair Value	4,007
Total investment securities, Unrealized Gross Losses	(1,410)
Lowest Credit Rating	BB
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | Pre TSL IX [Member]
Trust Preferred Securities Data [Line Items]
Par Value	5,000
Amortized Cost	3,955
Fair Value	1,955
Total investment securities, Unrealized Gross Losses	(2,000)
Lowest Credit Rating	C
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | Pre TSL XI [Member]
Trust Preferred Securities Data [Line Items]
Par Value	25,000
Amortized Cost	21,098
Fair Value	8,130
Total investment securities, Unrealized Gross Losses	(12,968)
Lowest Credit Rating	C
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | Pre TSL XIII [Member]
Trust Preferred Securities Data [Line Items]
Par Value	28,045
Amortized Cost	21,274
Fair Value	10,996
Total investment securities, Unrealized Gross Losses	(10,278)
Lowest Credit Rating	C
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | Reg Diversified [Member]
Trust Preferred Securities Data [Line Items]
Par Value	25,500
Amortized Cost	6,908
Fair Value	589
Total investment securities, Unrealized Gross Losses	(6,319)
Lowest Credit Rating	D
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | Soloso [Member]
Trust Preferred Securities Data [Line Items]
Par Value	12,500
Amortized Cost	2,440
Fair Value	138
Total investment securities, Unrealized Gross Losses	(2,302)
Lowest Credit Rating	C
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination
Pooled Trust Preferred [Member] | Tropic III [Member]
Trust Preferred Securities Data [Line Items]
Par Value	31,000
Amortized Cost	31,000
Fair Value	12,502
Total investment securities, Unrealized Gross Losses	$ (18,498)
Lowest Credit Rating	CCC
Number of Issuers Currently Performing
Number of Issuers Currently Remaining
Actual Deferrals and Defaults as Percent of Original Collateral
Expected Defaults as Percent of Remaining Performing Collateral
Excess Subordination